Schedule Of Aggregate Cost and Related Accumulated Amortization for Certain Finite Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Aggregate cost	¥ 1,036,562	¥ 980,815
Accumulated amortization	745,687	712,288
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Aggregate cost	8,872	7,627
Accumulated amortization	¥ 7,269	¥ 6,299